Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 153,686		$ 150,612
Derivative liabilities	161,590		163,763
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	153,686		150,612
Derivative liabilities	161,590		$ 163,763
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	15	$ 10
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	419	384
Derivative liabilities	$ 1,467	$ 1,313